DISCOVER OUR
                                   STAR FUNDS

                          U.S. Global Investors' stars
                          were shining bright in 1996.
                          The following funds received
                          top honors from Morningstar.

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*****
U.S. REAL ESTATE FUND
Invests for growth and income in REITs and other real estate stocks. Can enhance any portfolio.

              [GRAPHIC:  PICTURE OF THE COVER OF THE U.S. GLOBAL RESOURCES FUND]
                                                                           *****
                                                      U.S. GLOBAL RESOURCES FUND
                                  Invests for growth in the suppliers of natural
                                                         resources of all kinds.

[GRAPHIC:  PICTURE OF THE COVER OF THE UNITED SERVICES NEAR-TERM TAX FREE FUND]
*****
UNITED SERVICES NEAR-TERM TAX FREE
Invests in investment-grade municipal bonds and provides monthly tax-free dividends.

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                                                                           *****
                                                              U.S. TAX FREE FUND
                  Invests for a high level of current income exempt from federal income  taxation.  A great  investment for reducing your tax bill.

[GRAPHIC:  PICTURE OF THE COVER OF THE U.S. ALL AMERICAN EQUITY FUND]
*****
U.S. ALL AMERICAN EQUITY FUND
A fund starring America's best-known blue chips:
Wal-Mart, McDonalds, Toys R Us and more.

                                    [GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO]

                                            Call today for a FREE investment kit
                                     containing everything you need to open an account in one of our award-winning funds.
                                                       1-800-557-2297,  ext. 171
                                                                 www.usfunds.com

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*Morningstar  Rankings as of 12/31/96.  For more information,  including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. U.S. stands for United Services. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. Morningstar, a nationally recognized mutual fund rating service, awards ratings which reflect historical risk-adjust performance. Five stars are awarded to funds in the top 10% of their category, four stars are awarded to funds in the next 22.5%, three stars are awarded to funds in the next 35%, two stars are awarded to funds in the next 22.5%, and one star is awarded to funds in the bottom 10%. The U.S. Real Estate Fund received 5 stars out of 2959 funds for 1 year and 1 star out of 1058 funds 5 years, the U.S. Global Resources received 5 stars out of 2959 funds for 1 year, 2 stars out of 1058 funds for 5 years, and 1 star out of 598 funds for 10 years. The Near-Term Tax Free Fund received 5 stars out of 1739 funds for 1 year and 4 stars out of 580 funds for 5 years. The U.S. Tax Free Fund received 4 stars out of 1739 funds for 1 year, 3 stars out of 580 funds for 5 years, and 3 stars out of 257 funds for 10 years. The U.S. All American Equity Fund received 4 stars out of 2959 funds for 1 year, 3 stars out of 1058 funds for 5 years and 1 star out of 589 funds for 10 years. Total operating expenses for the U.S. Near-Term Tax Free Fund and U.S. Tax Free Fund were either capped or subsidized by the
adviser which benefited shareholders and improved fund performance.       B&B030